April 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus New York AMT-Free Municipal Bond Fund ("Fund")
            1933 Act File No.:  33-07497
            1940 Act File No.:  811-04765
            CIK No.:  0000797920

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus  of the above referenced Fund and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 54 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2017.

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for Class T shares of the above-referenced Fund, as applicable, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 54 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2017, with the exception of the Supplement to the Class T Prospectus and Statement of Additional Information dated March 31, 2017.

Please address any comments or questions to my attention at 212.922.6838.

Sincerely,

/s/ Loretta Johnston
Loretta Johnston
Supervisory Paralegal